UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 06/30/2008

Check here if this is an Amendment[ ];   Amendment Number:____________
This Amendment (Check only one.):                [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:       Ifrah Financial Services, Inc.
Address:    17300 Chenal Parkway, Suite 150
            Little Rock, AR 72223

13F File Number: 28-12063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Patrick Ifrah
Title:          President & CEO
Telephone:      501-821-7733

Signature, Place, and Date of Signing:

/s/Patrick Ifrah          Little Rock, AR        08/12/2008

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT
[ ]        13F NOTICE
[ ]        13F COMBINATION REPORT

List of other managers reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    58
Form 13F Information Table Value Total:    95,162,000

List of Other Included Managers:
None

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                                                     FORM 13F INFORMATION TABLE

                        TITLE OF               VALUE                     PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER          CLASS   CUSIP         x$1000    SHARES       SH  CALL  DSCRETN  MGRS    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------
ABB Ltd. ADR		ORD	000375204	318	11,233.80769 SH		SOLE	N/A	SOLE
Abbott Laboratories	COM	002824100	1,072	20,240.00000 SH		SOLE	N/A	SOLE
Allianz SE ADR		ORD	018805101	225	12,895.26092 SH		SOLE	N/A	SOLE
AT&T			COM	001957109	608	18,050.63887 SH		SOLE	N/A	SOLE
Chunghwa Telecom Compa	ORD	17133Q205	345	13,627.10640 SH		SOLE	N/A	SOLE
Claymore S&P Global Wa	COM	18383Q507	706	30,014.45067 SH		SOLE	N/A	SOLE
Coca-Cola Co.		COM	191216100	597	11,488.74995 SH		SOLE	N/A	SOLE
Comfort Systems USA	COM	199908104	359	26,718.35164 SH		SOLE	N/A	SOLE
Commercial Metals Co.	COM	201723103	540	14,332.24190 SH		SOLE	N/A	SOLE
Compania Anonima Nacio	COM	204421101	217	14,752.96755 SH		SOLE	N/A	SOLE
El Paso			COM	28336L109	221	10,200.00000 SH		SOLE	N/A	SOLE
Exxon Mobil Corp.	COM	30231G102	1,808	20,518.97822 SH		SOLE	N/A	SOLE
General Electric	COM	369604103	1,311	49,134.94046 SH		SOLE	N/A	SOLE
Gerdau AmeriSteel Corp	COM	37373P105	447	23,186.04390 SH		SOLE	N/A	SOLE
iShares Cohen & Steers	COM	464287564	989	13,171.28801 SH		SOLE	N/A	SOLE
iShares Dow Jones US R	COM	464287739	887	14,599.65692 SH		SOLE	N/A	SOLE
iShares Dow Jones US T	COM	464287721	568	10,488.15841 SH		SOLE	N/A	SOLE
iShares Goldman Sachs 	COM	464287515	558	11,826.68321 SH		SOLE	N/A	SOLE
iShares iBoxx $ High Y	COM	464288513	1,855	19,742.94065 SH		SOLE	N/A	SOLE
iShares iBoxx$ Corp Bd	COM	464287242	1,967	19,405.11902 SH		SOLE	N/A	SOLE
Ishares Lehman 1-3 Yea	COM	464287457	4,129	49,818.44012 SH		SOLE	N/A	SOLE
iShares Lehman 1-3 Yea	COM	464288646	1,939	19,060.80368 SH		SOLE	N/A	SOLE
iShares Lehman 10-20 Y	COM	464288653	1,942	18,502.83917 SH		SOLE	N/A	SOLE
iShares Lehman 3-7 Yea	COM	464288661	3,879	36,341.10096 SH		SOLE	N/A	SOLE
Ishares Lehman 7-10 Ye	COM	464287440	1,999	22,717.90901 SH		SOLE	N/A	SOLE
iShares Lehman Governm	COM	464288596	1,933	18,928.51099 SH		SOLE	N/A	SOLE
iShares Lehman MBS Bon	COM	464288588	7,722	76,238.13070 SH		SOLE	N/A	SOLE
iShares Lehman Short T	COM	464288679	5,862	53,233.65078 SH		SOLE	N/A	SOLE
iShares Lehman TIPS Bo	COM	464287176	2,074	19,236.85819 SH		SOLE	N/A	SOLE
iShares MSCI Canada In	COM	464286509	546	16,465.78444 SH		SOLE	N/A	SOLE
iShares MSCI EAFE Inde	COM	464287465	9,269	134,986.5564 SH		SOLE	N/A	SOLE
iShares MSCI Japan Ind	COM	464286848	473	38,008.71219 SH		SOLE	N/A	SOLE
iShares MSCI Taiwan In	COM	464286731	428	30,320.79744 SH		SOLE	N/A	SOLE
iShares Russell 1000 G	COM	464287614	3,174	57,460.13827 SH		SOLE	N/A	SOLE
iShares Russell 1000 V	COM	464287598	2,121	30,721.62245 SH		SOLE	N/A	SOLE
iShares Russell 2000 G	COM	464287648	2,590	34,018.98664 SH		SOLE	N/A	SOLE
iShares Russell 2000 V	COM	464287630	1,324	20,785.82894 SH		SOLE	N/A	SOLE
iShares S&P 500/BARRA 	COM	464287309	2,856	44,755.74695 SH		SOLE	N/A	SOLE
iShares S&P 500/BARRA 	COM	464287408	2,039	32,174.14028 SH		SOLE	N/A	SOLE
iShares S&P MidCap 400	COM	464287606	4,098	46,307.27178 SH		SOLE	N/A	SOLE
iShares S&P MidCap 400	COM	464287705	3,720	50,257.68141 SH		SOLE	N/A	SOLE
iShares S&P SmallCap 6	COM	464287879	1,687	26,501.71472 SH		SOLE	N/A	SOLE
iShares S&P SmallCap 6	COM	464287887	2,632	20,647.95664 SH		SOLE	N/A	SOLE
Ishares Tr Lehman Agg 	COM	464287226	3,978	39,629.58419 SH		SOLE	N/A	SOLE
Ishares Tr Msci Emerg 	COM	464287234	1,692	12,472.86956 SH		SOLE	N/A	SOLE
Market Vectors - Russi	COM	57060U506	735	13,675.72396 SH		SOLE	N/A	SOLE
Metalico Inc.		COM	591176102	538	30,719.07894 SH		SOLE	N/A	SOLE
Nam Tai Electronics	COM	629865205	255	19,539.35352 SH		SOLE	N/A	SOLE
NVIDIA			COM	67066G104	219	11,729.51231 SH		SOLE	N/A	SOLE
Olin Corp.		COM	680665205	300	11,484.55685 SH		SOLE	N/A	SOLE
PowerShares Cleantech 	COM	73935X278	371	11,199.35220 SH		SOLE	N/A	SOLE
Powershares Water Reso	COM	73935X575	373	18,014.91435 SH		SOLE	N/A	SOLE
RPM International	COM	749685103	227	11,047.14742 SH		SOLE	N/A	SOLE
Tele Norte Leste Parti	ORD	879246106	306	12,288.34464 SH		SOLE	N/A	SOLE
Ternium SA ADR		ORD	881694103	423	10,094.38617 SH		SOLE	N/A	SOLE
UGI Corp.		COM	902681105	339	11,815.70833 SH		SOLE	N/A	SOLE
Wal-Mart Stores		COM	931142103	976	17,370.90230 SH		SOLE	N/A	SOLE
Western Digital		COM	958102105	396	11,481.00708 SH		SOLE	N/A	SOLE
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